Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses
Note 17 – Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses

A)	The Group leases the following items:

i)	Land

In Israel, the leases are typically entered into with government institutions for the construction and operation of OPC Power Plants’s power plants. They typically run for a period of more than 20 years, with an option for renewal. In the United States, the leases are typically entered into with private companies or individuals for the development, construction and operation of the CPV Group’s power plants.

ii)	OPC gas transmission infrastructure

The lease for the gas Pressure Regulation and Measurement Station (“PRMS”) relates to the facility at OPC Hadera’s power plant. For further details, please refer to Note 18.B.

iii)	Offices

The leases range from 3 to 9 years, with options to extend.

iv)	Low-value items

The total for low-value items on short-term leases are not material. Accordingly, the Group has not recognized right-of-use assets and lease liabilities for these leases.

B)	Right-of-use assets

	As at December 31, 2024
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	91,493	(3,572)	(42,726)	45,195
PRMS facility	14,534	(1,229)	(97)	13,208
Offices	10,950	(2,327)	(143)	8,480
Long-term deferred expenses	57,538	(1,466)	52,502	108,574
	174,515	(8,594)	9,536	175,457

	As at December 31, 2023
	Balance at beginning of year	Depreciation charge for the year	Adjustments	Balance at end of year
	$ Thousands

Land	76,963	(3,770)	18,300	91,493
PRMS facility	13,977	(1,209)	1,766	14,534
Offices	8,353	(2,538)	5,135	10,950
Long-term deferred expenses	27,491	(1,246)	31,293	57,538
	126,784	(8,763)	56,494	174,515

C)	Amounts recognized in the consolidated statements of profit & loss and cash flows

	As at December 31,	As at December 31,
	2024	2023
	$ Thousands	$ Thousands

Interest expenses in respect of lease liability	872	689

Total cash outflow for leases	2,968	2,692

D)	Land lease agreements

i)	Lease of OPC Tzomet land

In January 2020, Israel Lands Authority (“ILA”) approved allotment of an area measuring about 8.5 hectares for the construction of the Tzomet Power Plant (hereinafter in this Section – the “Land”). ILA signed a development agreement with Kibbutz Netiv Halamed Heh (hereinafter – the “Kibbutz”) in connection with the Land, which is valid up to November 5, 2024 (hereinafter – the “Development Agreement”), which after fulfilment of its conditions a lease agreement will be signed for a period of 24 years and 11 months from approval of the transaction, i.e. up to November 4, 2044. Tzomet Netiv Limited Partnership (“Joint Company’) own the rights in the Land, and the composition is as follows i) General Partner of the Tzomet Netiv Limited Partnership holds 1%, in which the Kibbutz and OPC Tzomet hold 26% and 74% respectively, ii) Limited partners hold 99%, where the Kibbutz (26%) and OPC Tzomet (73%) hold rights as limited partners.

In February 2020, an updated lease agreement was also signed whereby the Joint Company, as the owner of the Land, will lease the Land to OPC Tzomet, for the benefit of the project.

In January 2020, a financial specification was received from ILA in respect of the capitalization fees, whereby value of the Land (not including development expenses) of about NIS 207 million (approximately $60 million) (not including VAT) was set (hereinafter – “the Initial Assessment”). OPC Tzomet, on behalf of the Joint Company, arranged payment of the Initial Assessment in January 2020 at the rate of 75% of amount of the Initial Assessment and provided through OPC, the balance, at the rate of 25% as a bank guarantee in favor of ILA. In January 2021, a final assessment was received from ILA where the value of the usage fees in the land for a period of 25 years, to construct a power plant with a capacity of 396 MW was NIS 200 million (approximately $62 million) (the “Final Assessment”). In March 2021, a reimbursement of NIS 7 million (approximately $2 million), which included linkage differences and interest in respect of the difference between capitalized fees paid and the Final Assessment amount, was received. In addition, the bank guarantee was also reduced by 25% of said difference.

In January 2023, a decision was made regarding the initial appeal, whereby the amount of the Final Assessment was reduced to NIS 154 million (approximately $44 million), excluding VAT. In May 2023, OPC Tzomet filed an appeal on the said decision and in October 2024, OPC Tzomet withdrew its appeal on the decision. Accordingly, OPC Tzomet has paid ILA subsequent to the report date and has been refunded the guarantee of approximately $16 million (approximately NIS 58 million) it had paid to ILA.

ii)	Ramat Beka renewable energy project

On May 10, 2023, OPC (through OPC Power Plants Ltd.) won the tender issued by Israel Lands Administration (hereinafter - “ILA”) for planning and an option to purchase leasehold rights in land for the construction of renewable energy electricity generation facilities using photovoltaic technology in combination with storage in relation to three compounds in the Neot Hovav Industrial Local Council, with a total area of approximately 227 hectares. The bid submitted by OPC for all three compounds, in aggregate, was approximately NIS 484 million (approximately $133 million).

On July 23, 2024 OPC Power Plants received purchase tax assessments in connection with the project amounting to approximately $8 million (approximately NIS 29 million). OPC Power Plants disagrees with the Israel Tax Authority’s position and its financial demands included in the purchase tax assessments and intends to file an objection against the purchase tax assessment.

On June 30, 2024, OPC has also won a further tender issued by the Israel Land Authority for planning and an option to purchase leasehold rights in land for the construction of renewable energy electricity generation facilities using photovoltaic technology in combination with storage in relation to two compounds with an aggregate area of approximately 161.7 hectares (hereinafter - the “Two Compounds”), which are adjacent to the compounds in respect of which OPC won the previous tender. OPC’s bids in this tender were approximately $236 million  (NIS 890 million), in the aggregate, for the Two Compounds. In September 2024, a further amount was paid of $49 million (NIS 178 million), which is comprised of amounts that constitute 20% of the bid amount for each compound in respect of a planning authorization agreement for the period prescribed in the tender documents.

In December 2024, OPC Power Plants signed a binding agreement to supply solar panels for the Ramat Beka project with a global supplier (hereinafter – the “Panel Supplier”), to purchase solar panels with a capacity of up to 500 MW and at a total estimated cost of NIS 185 million ($50 million).

iii)	Backbone lease of land

In 2023, an agreement for the lease of land for the Backbone project was entered into. The term of the agreement is 37 years, with an option to extend the term by five further periods of seven years each. Lease liability and right-of-use asset of NIS 122 million (approximately $33 million) were recognized.